Expenses by Nature and Other Income and Expenses Items - Schedule of Finance Income / (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Income / (Expenses) [Abstract]
Interest income	$ 7,605	$ 7,871	$ 7,953
Gain / (Loss) on foreign currency transactions	3,442	(1,585)	(1,016)
Cryptocurrency transaction service fee	(7)	(27)	(233)
Other interest expenses	(10)	(138)
Interest expenses on lease liabilities	(3,775)	(3,473)	(2,605)
Interest expense on borrowings from a related party	(26,750)
Interest expense on borrowings	(68,797)	(14,310)	(2,476)
Others	(598)	(273)	(347)
Total	$ (88,890)	$ (11,935)	$ 1,276